Stock-Based Compensation (Details 1) - Stock Option - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Options
Outstanding	4,343,334	1,508,334
Granted	4,572,000	2,835,000
Forfeited	(212,916)
Outstanding	8,702,418	4,343,334	1,508,334
Exercisable	2,539,751
Weighted Average Exercise Price
Outstanding	$ 3.61	$ 4.50
Granted	2.02	3.14
Forfeited	3.57
Outstanding	2.78	$ 3.61	$ 4.50
Exercisable	$ 3.72
Weighted Average Remaining Contractual Life
Outstanding	7 years 1 month 6 days	5 years 7 months 6 days	4 years 7 months 6 days
Exercisable	4 years 7 months 6 days